Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP ADVISER FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000910682
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 05, 2014
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2014
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014